Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2025		Dec. 31, 2024
Current assets:
Cash		$ 2,022,180		$ 1,172,104
Restricted cash and cash equivalents		20,000		20,000
Accounts receivable		3,651,310		67,119
Inventory		3,231,098		3,140,719
Prepaid expenses and other current assets		1,743,304		516,552
Total current assets		10,667,892		4,916,494
Property and equipment, net		166,676		195,783
Operating lease right-of-use assets, net		758,099		935,246
Other assets		39,150		39,150
Total assets		11,631,817		6,086,673
Current liabilities:
Accounts payable		1,595,789		803,286
Accrued expenses and other current liabilities		4,210,416		3,549,954
Current maturities of long-term debt		36,698		4,985,833
Deferred revenue		34,286		49,365
Operating lease liabilities, current		429,350		405,678
Total current liabilities		6,306,539		9,794,116
Long-term debt		71,601		9,197
Related party notes payable		3,848,725		3,848,725
Operating lease liabilities		437,411		656,955
Warrant liability		25,791		22,234
Derivative liability		0		303,300
Earnout liability		280,000		440,000
Other liabilities		986,044		550,430
Total liabilities		11,956,111		15,624,957
Contingencies
Stockholders’ deficit:
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; no shares issued and outstanding		0		0
Common stock, $0.0001 par value; 500,000,000 shares authorized as of June 30, 2025 and December 31, 2024; 9,547,993 and 8,922,895 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	[1]	955		892	[2],[3]
Additional paid-in capital	[1]	46,752,793		22,401,351	[2],[3]
Accumulated deficit		(47,078,042)		(31,940,527)
Total stockholders’ deficit	[4]	(324,294)	[5]	(9,538,284)	[6]
Total liabilities and stockholders’ deficit		$ 11,631,817		$ 6,086,673

[1]	Amounts as of June 30, 2025 and December 31, 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[2]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).
[3]	Amounts as of December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[4]	(Amounts for the three and six months ended June 30, 2025 and 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[5]	Amounts for the three and six months ended June 30, 2025 and 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[6]	Amounts for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.